Average number of employees (Tables)	12 Months Ended
Dec. 31, 2025
Number and average number of employees [abstract]
Summary of average number of employees

	Subsidiaries and joint operations			Equity accounted units (Rio Tinto share)
	2025	2024	2023	2025	2024	2023
Principal locations of employment:
Australia and New Zealand	24,857	25,098	25,045	929	858	725
Canada	13,899	14,157	13,864	148	50	5
UK	417	366	323	–	–	–
Europe (excluding UK)	896	875	912	24	24	25
Africa	3,531	3,567	3,180	1,369	1,293	1,176
US	4,137	4,113	3,973	273	311	58
Mongolia	5,128	4,962	4,700	–	–	–
Argentina	1,715	226	171	18	—	–
South America (excluding Argentina)	240	223	218	1,574	1,497	1,414
India	1,181	1,183	611	–	–	–
Singapore	488	486	469	–	–	–
Other countries(a)	376	305	305	30	–	–
Total	56,865	55,561	53,771	4,365	4,033	3,403
(a)“Other countries” primarily includes employees in the Middle East (excluding Oman, which is included in Africa), and other countries in Asia which are not shown separately in the table above.